Stock Based Compensation - Stock Option Activity Under Equity Incentive Plan (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Beginning Balance	10,941,745	9,032,136	9,032,136	8,168,942	6,526,506
Number of Shares, Granted	0		3,072,500	2,290,500	1,895,250
Number of Shares, Exercised	0	0	(6,187)	(99,759)	(73,282)
Number of Shares, Forfeitures	(114,264)		(1,156,704)	(1,327,547)	(179,532)
Number of Shares, Ending Balance	10,827,481		10,941,745	9,032,136	8,168,942
Number of Shares, Vested and expected to vest	10,773,313		10,900,000
Number of Shares, Exercisable	8,355,859
Weighted Average Exercise Price, Beginning Balance	$ 3.00	$ 3.77	$ 3.77	$ 3.69	$ 3.66
Weighted-Average Exercise Price, Granted	0		0.53	4.36	3.78
Weighted-Average Exercise Price, Exercised	0		0.53	1.75	1.43
Weighted-Average Exercise Price, Forfeitures	1.49		2.50	4.39	4.63
Weighted Average Exercise Price, Ending Balance	3.01		3.00	$ 3.77	$ 3.69
Weighted-Average Exercise Price, Vested and expected to vest	3.02		$ 3.00
Weighted-Average Exercise Price, Exercisable	$ 3.44
Weighted-Average Remaining Contractual Term, Outstanding	5 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	5 years 2 months 1 day
Weighted-Average Remaining Contractual Term, Exercisable	4 years 2 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 115,102		$ 13,000
Aggregate Intrinsic Value, Vested and expected to vest	113,582		13,000
Aggregate Intrinsic Value, Exercisable	$ 48,103		$ 6,000